Convertible notes at fair value (Details) - USD ($)			12 Months Ended
	Jul. 30, 2020	Feb. 17, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Debt Instrument [Line Items]
Outstanding convertible notes			$ 0		$ 0
Shares issued			13,654,070
2019 Notes
Debt Instrument [Line Items]
Issuance costs related to notes			$ 44,000	$ 4,556,000
Interest rate (in percent)					5.00%
July 2020 Notes
Debt Instrument [Line Items]
Notes issued at par		$ 13,100,000
Cash consideration receivable		$ 15,196,000
Shares issued	3,851,694
Fair value of the Call Option recorded as derivative liabilities	$ 11,466,000
Volatility	13.39%
Risk-free rate	0.09%
July 2020 Notes | Ordinary Shares - Class A
Debt Instrument [Line Items]
Shares issued	1,925,848